Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating Revenues
Time charter revenue	$ 37,567	$ 31,568	$ 5,189
Time charter revenue - related party (note 9)	128,956	133,351	133,426
Total operating revenues	166,523	164,919	138,615
Operating Expenses
Vessel operating expenses	44,096	48,238	46,679
Vessel operating expenses - related party (note 9)	1,599	1,866	2,091
Depreciation	42,805	44,859	41,059
Impairment of vessels (note 4)	92,422	44,700
General and administrative	6,297	6,478	7,022
Other operating income (note 8)	(216)	(475)	(510)
Total operating expenses	187,003	145,666	96,341
Operating (Loss) Income	(20,480)	19,253	42,274
Non Operating Income (Expense)
Interest income	198	62	64
Interest expense	(44,767)	(48,152)	(43,872)
Realized loss on interest rate derivatives			(2,801)
Unrealized gain on interest rate derivatives (note 12)			1,944
(Loss) Income before Income Taxes	(65,049)	(28,837)	6,185
Income taxes	(46)	(38)	(75)
Net (Loss) Income	(65,095)	(28,875)	6,110
Net (Loss) Income available to Common Shareholders	(68,157)	(31,937)	4,996
Series A Preferred Shares [Member]
Non Operating Income (Expense)
Gain on redemption of Series A Preferred Shares (note 11)			8,576
Series B Preferred Shares [Member]
Non Operating Income (Expense)
Earnings allocated to Series B Preferred Shares (note 11)	(3,062)	(3,062)	(1,114)
Class A Common Stock [Member]
Non Operating Income (Expense)
Net (Loss) Income available to Common Shareholders	$ (68,157)	$ (31,937)	$ 4,996
Weighted average number of common shares outstanding
Basic (including RSU's without service conditions) (note 15)	47,854,351	47,785,388	47,710,313
Diluted (note 15)	47,854,351	47,785,388	47,823,736
Net (loss) income per common share
Basic (including RSU's without service conditions) (note 15)	$ (1.42)	$ (0.67)	$ 0.10
Diluted (note 15)	$ (1.42)	$ (0.67)	$ 0.10
Class B Common Stock [Member]
Weighted average number of common shares outstanding
Diluted (note 15)	7,405,956	7,405,956	7,405,956
Weighted average number of Class B common shares outstanding Basic and diluted (note 15)	7,405,956	7,405,956	7,405,956
Net (loss) income per common share
Net (loss) income per Class B common share Basic and diluted (note 15)